Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of financial statements of the Company
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Sentage Holdings Inc. (“Sentage Holdings”)	September 16, 2019	Cayman Islands	Parent, 100%	Investment holding
Sentage Hongkong Limited (“Sentage HK”)	September 25, 2019	Hong Kong	100%	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”)	December 17, 2019	Shanghai, PRC	100%	WFOE, Consultancy and information technology support
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”)	August 13, 2014	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”)	January 9, 2015	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”)	August 4, 2009	Qingdao,Shandong,PRC	VIE	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”)	August 29, 2017	Shanghai, PRC	VIE	Provide technology and system development and support

Schedule of consolidated balance sheets
	As of December 31,
	2020	2021
	USD	USD
ASSETS
Current assets
Cash and cash equivalents	117,434	607,278
Restricted cash	22,948	30,269
Accounts receivable, net	1,221,844	403,708
Prepaid expenses and other current assets	383,041	485,154

Total current assets	1,745,267	1,526,409

Non-current assets
Plant and equipment, net	123,672	120,280
Intangible assets, net	61,797	30,547
Deferred tax assets	87,967	13,724

Total non-current assets	273,436	164,551

Total assets	2,018,703	1,690,960

Current liabilities
Accounts payable	4,912	2,743
Contract liabilities	154,106	-
Accrued expenses and other current liabilities	336,467	379,989

Total current liabilities	495,485	382,732

Non-current liability
Due to a related party, non-current	671,776	621,021

Total non-current liability	671,776	621,021
Total liabilities	1,167,261	1,003,753

Schedule of consolidated statements of comprehensive income (loss)
	Years ended December 31,
	2019	2020	2021
	USD	USD	USD
Total revenues	3,965,263	3,595,409	2,262,449
Net Income	1,834,353	1,587,375	692,774

Schedule of consolidated statements of consolidated statements of cash flows
	Years ended December 31,
	2019	2020	2021
	USD	USD	USD
Net cash (used in) provided by operating activities	(1,375,258)	465,210	1,433,255
Net cash provided by (used in) investing activities	10,747	-	(19,977)
Net cash provided by (used in) financing activities	1,443,234	(585,859)	(959,420)